[CHAPMAN AND CUTLER LETTERHEAD]

October 14, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 860 and under the Investment Company Act of 1940, as amended, Amendment No. 861 to the Registrant’s registration statement on Form N‑1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator U.S. Equity Premium Income 40 Barrier ETF™ – January (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren